CONSOLIDATED BALANCE SHEETS £ in Thousands, $ in Millions	Dec. 31, 2023 GBP (£)	Dec. 31, 2022 GBP (£)
Non-current assets
Property, plant and equipment	£ 1,813	£ 2,201
Goodwill	7,840	8,009
Other intangible assets	284	320
Other long term assets	2,580
Financial assets at amortized cost	284	284
Non-current assets	12,801	10,814
Current assets
Cash and cash equivalents	54,031	54,816
Total financial assets at amortized cost - current		16,328
R&D tax credit receivable	17,627	14,882
Other current assets	9,135	9,745
Trade receivables	228	915
Current assets	81,021	96,686
Non-current liabilities
Contract liabilities	(58,910)	(63,485)
Lease liability	93	0
Non-current liabilities	(59,003)	(63,485)
Current liabilities
Contract liabilities	(5,161)	(8,864)
Trade and other payables	(12,429)	(12,633)
Lease liability	(179)	(446)
Current liabilities	(17,769)	(21,943)
Net assets	17,050	22,072
Capital and reserves attributable to the owners of the parent
Share capital	5,942	5,390
Capital reserves	313,769	277,860
Translation reserve	1,951	2,085
Accumulated losses	(304,612)	(263,263)
Total shareholders equity	£ 17,050	£ 22,072